Acquisitions and divestitures (Tables)	12 Months Ended
Mar. 31, 2016
Robeco Groep N.V.
Combined Results of Operations of Company and its Subsidiaries

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2012, the beginning of fiscal 2013:

Millions of yen
2014
Total revenues	¥1,405,276
Income from Continuing Operations	189,061

DAIKYO
Combined Results of Operations of Company and its Subsidiaries

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2012, the beginning of fiscal 2013:

Millions of yen
2014
Total revenues	¥1,594,033
Income from Continuing Operations	203,243

HLIKK
Combined Results of Operations of Company and its Subsidiaries

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2013, the beginning of fiscal 2014:

	Millions of yen
	2014	2015
Total revenues	¥1,819,007	¥2,220,805
Income from Continuing Operations	215,158	259,239

Fair Value Amounts Allocated to Assets Acquired and Liabilities Assumed

The company finalized the purchase price allocation during fiscal 2016. As a result, the following table provides fair value amounts allocated to assets acquired and liabilities assumed of HLIKK.

Millions of yen
Fair value amounts of assets, liabilities
Cash and Cash Equivalents	¥69,244
Installment Loans	282
Investment in Securities	1,847,536
Trade Notes, Accounts and Other Receivable	66,340
Office Facilities	351
Other Assets	319,244

Total Assets	2,302,997

Short-Term Debt	25,000
Trade Notes, Accounts and Other Payable	3,979
Policy Liabilities and Policy Account Balances	2,125,257
Current and Deferred Income Taxes	8,413
Other Liabilities	5,911

Total Liabilities	2,168,560

Net	134,437

Fair value of Consideration transferred	98,355

Bargain purchase gain	¥36,082

Series of Individually Immaterial Business Acquisitions
Combined Results of Operations of Company and its Subsidiaries

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisitions had occurred as of April 1, 2013, the beginning of fiscal 2014:

	Millions of yen
	2014	2015
Total revenues	¥1,756,437	¥2,345,327
Income from Continuing Operations	197,772	255,219

Fair Value Amounts Allocated to Assets Acquired and Liabilities Assumed

The Company finalized the purchase price allocation during fiscal 2016. As a result, the following table provides fair value amounts allocated to assets acquired and liabilities assumed of the acquired entities.

Millions of yen
Fair value amounts of assets, liabilities and noncontrolling interests
Cash and Cash Equivalents	¥32,234
Property under Facility Operations	9,289
Trade Notes, Accounts and Other Receivable	37,359
Inventories	21,249
Office Facilities	3,250
Other Assets	158,370
Other	1,359

Total Assets	263,110

Short-Term Debt	4,140
Trade Notes, Accounts and Other Payable	33,963
Current and Deferred Income Taxes	24,457
Long-Term Debt	45,739
Other Liabilities	26,165

Total Liabilities	134,464

Noncontrolling interests	26,025

Aggregate fair value of considerations transferred	¥102,621